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SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 25.2%

	Face Amount	Value
Communication Services — 2.5%
Comcast
Callable 03/01/2025 @ $100 3.100%, 04/01/2025	$1,250,000	$1,327,782
Verizon Communications
Callable 01/22/2027 @ $100 3.000%, 03/22/2027	1,300,000	1,369,576

		2,697,358

Consumer Discretionary — 3.1%
Bed Bath & Beyond
Callable 02/01/2044 @ $100 5.165%, 08/01/2044	1,500,000	602,205
McDonald’s MTN
Callable 05/01/2027 @ $100 3.500%, 07/01/2027	1,300,000	1,365,675
NIKE
Callable 01/27/2027 @ $100 2.750%, 03/27/2027	1,300,000	1,350,816

		3,318,696

Energy — 1.1%
Energy Transfer Operating
Callable 05/15/2030 @ $100 7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.306% (A)	2,000,000	1,203,660

Financials — 5.2%
JPMorgan Chase
Callable 04/30/2020 @ $100 5.240%, VAR ICE LIBOR USD 3 Month+3.470% (A)	1,363,000	1,216,832
NTC Capital II
Callable 05/01/2020 @ $100 2.421%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,785,000
PNC Capital Trust C
Callable 05/01/2020 @ $100 2.150%, VAR ICE LIBOR USD 3 Month+0.570%, 06/01/2028	2,500,000	2,005,055
USB Capital IX
Callable 05/01/2020 @ $100 3.500%, VAR ICE LIBOR USD 3 Month+1.020% (A)	1,000,000	745,000

		5,751,887

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CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — 2.2%
Centene
Callable 12/15/2022 @ $102 4.250%, 12/15/2027(B)	$1,300,000	$1,274,000
UnitedHealth Group
3.500%, 06/15/2023	1,000,000	1,050,398

		2,324,398

Industrials — 4.2%
American Airlines Pass—Through Trust, Ser 2013— 1, Cl B 5.625%, 01/15/2021(B)	1,018,420	1,012,109
American Airlines Pass—Through Trust, Ser 2013— 2, Cl B 5.600%, 07/15/2020(B)	1,070,846	1,062,815
Delta Air Lines Pass—Through Trust, Ser 2002-1, Cl G1 6.718%, 01/02/2023	1,273,276	1,272,151
Delta Air Lines Pass—Through Trust, Ser 2007-1,
Cl B 8.021%, 08/10/2022	714,538	732,111
United Airlines Pass—Through Trust, Ser 2013-1,
Cl B 5.375%, 08/15/2021	502,673	486,316

		4,565,502

Information Technology — 5.8%
IBM Credit 3.450%, 11/30/2020	3,000,000	3,034,093
IHS Markit
Callable 08/01/2022 @ $100 5.000%, 11/01/2022(B)	1,000,000	1,050,679
Mastercard
Callable 01/26/2027 @ $100 3.300%, 03/26/2027	850,000	926,094
NVIDIA
Callable 01/01/2030 @ $100 2.850%, 04/01/2030	1,300,000	1,356,701

		6,367,567

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CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Utilities — 1.1%
Vistra Operations
Callable 07/31/2022 @ $103 5.000%, 07/31/2027(B)	$1,200,000	$1,218,000

TOTAL CORPORATE OBLIGATIONS
(Cost $29,215,249)		27,447,068

ASSET-BACKED SECURITIES — 21.6%

Other ABS — 12.1%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 04/20/2020 @ $100 2.939%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (B)	2,500,000	2,349,608
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 01/20/2022 @ $100 6.225%, VAR ICE LIBOR USD 3 Month+4.350%, 01/20/2033 (B)	2,600,000	1,918,956
JMP Credit Advisors CLO IIIR, Ser 2018-1RA, Cl A
Callable 04/17/2020 @ $100 2.686%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2028 (B)	1,200,000	1,160,502
Sound Point CLO VII-R, Ser 2018-3RA, Cl B
Callable 10/23/2020 @ $100 3.606%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (B)	1,750,000	1,562,629
Steele Creek CLO, Ser 2018-2A, Cl A
Callable 08/18/2020 @ $100 2.892%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (B)	2,000,000	1,874,008
Venture 33 CLO, Ser 2018-33A, Cl B
Callable 07/15/2020 @ $100 3.681%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (B)	3,000,000	2,703,009
Verizon Owner Trust, Ser 2017-2A, Cl B
Callable 09/20/2020 @ $100 2.220%, 12/20/2021 (B)	1,603,000	1,599,663

		13,168,375

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ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Student Loan — 9.5%
ECMC Group Student Loan Trust, Ser 2019-1A,
Cl A1A
Callable 02/25/2030 @ $100 2.720%, 07/25/2069 (B)	$2,384,836	$2,437,471
Navient Private Education Loan Trust, Ser 2014—
AA, Cl A3
Callable 05/15/2028 @ $100 2.305%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (B)	2,250,000	2,147,491
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 05/25/2028 @ $100 1.537%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,820,663	1,717,851
SMB Private Education Loan Trust, Ser 2015-C,
Cl A3
Callable 12/15/2027 @ $100 2.655%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (B)	2,000,000	1,983,285
SMB Private Education Loan Trust, Ser 2015-C,
Cl B
Callable 12/15/2027 @ $100 3.500%, 09/15/2043 (B)	2,000,000	2,072,457

		10,358,555

TOTAL ASSET-BACKED SECURITIES
(Cost $25,128,912)		23,526,930

MORTGAGE-BACKED SECURITIES — 21.1%

Agency Mortgage-Backed Obligations — 12.5%
FHLMC 2.500%, 01/01/2050	3,663,962	3,796,050
FHLMC Multifamily Structured Pass—Through,
Ser K043, Cl X3, IO 1.635%, 02/25/2043 (C)	20,425,000	1,397,489
FHLMC Multifamily Structured Pass—Through,
Ser K106, Cl A1 1.783%, 05/25/2029	1,800,000	1,840,299
FHLMC, Ser 2019-4895, Cl C 4.500%, 02/15/2049	3,697,084	3,844,472
FNMA 3.500%, 11/01/2044	2,691,799	2,844,539

		13,722,849

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MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — 8.6%
Chase Home Lending Mortgage Trust, Ser 2019-1,
Cl A4
Callable 01/25/2032 @ $100 3.500%, 03/25/2050 (B) (C)	$3,596,435	$3,605,951
FREMF 2017-K69 Mortgage Trust, Ser 2017-K69,
Cl B 3.727%, 10/25/2049 (B) (C)	2,635,000	2,479,091
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 06/25/2030 @ $100 3.500%, 01/25/2047 (B) (C)	3,247,878	3,273,962

		9,359,004

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $22,905,870)		23,081,853

U.S. TREASURY OBLIGATIONS — 20.5%

United States Treasury Bills 1.526%, 05/28/2020(D)	5,000,000	4,999,406
United States Treasury Inflation Indexed Bonds 1.000%, 02/15/ 2048	1,046,130	1,287,793
United States Treasury Notes
2.875%, 08/15/2028	1,900,000	2,246,750
2.875%, 10/31/2023	1,000,000	1,090,547
2.500%, 06/30/2020	7,000,000	7,041,692
2.375%, 05/15/2029	1,300,000	1,495,457
1.500%, 09/30/2024	2,000,000	2,101,563
1.250%, 08/31/2024	2,000,000	2,078,984

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,296,418)		22,342,192

MUNICIPAL BONDS — 7.1%

Dallas, Independent School District, GO
Callable 02/15/2021 @ $100 6.450%, 02/15/2035	2,100,000	2,113,440
Los Angeles, Department of Water & Power System,
RB
Callable 07/01/2020 @ $100 6.166%, 07/01/2040	3,500,000	3,529,470

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND

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MUNICIPAL BONDS — continued

	Face Amount	Value
West Virginia University, RB
Callable 10/01/2029 @ $100 4.000%, 10/01/2047	$1,900,000	$2,109,703

TOTAL MUNICIPAL BONDS
(Cost $7,681,698)		7,752,613

EXCHANGE TRADED FUND — 1.2%

	Shares	Value
VanEck Vectors J.P. Morgan EM Local Currency
Bond ETF	45,000	1,281,150

TOTAL EXCHANGE TRADED FUND
(Cost $1,511,730)		1,281,150

PREFERRED STOCK — 0.9%

Preferred Stock — 0.9%
Brookfield Renewable Partners 5.250%	51,000	993,480

TOTAL PREFERRED STOCK
(Cost $1,275,000)		993,480

TOTAL INVESTMENTS — 97.6%
(Cost $109,014,877)		$106,425,286

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	(42)	Jul-2020	$(9,264,207)	$(9,256,078)	$8,129
U.S. 5-Year Treasury Note	96	Jul-2020	11,659,440	12,034,500	375,060
U.S. 10-Year Treasury Note	79	Jun-2020	10,962,633	10,956,313	(6,320)
U.S. Long Treasury Bond	(5)	Jun-2020	(828,662)	(895,312)	(66,650)
U.S. Ultra Long Treasury Bond	(57)	Jun-2020	(11,364,260)	(12,646,875)	(1,282,615)
Ultra 10-Year U.S. Treasury Note	(25)	Jun-2020	(3,679,835)	(3,900,781)	(220,946)

			$(2,514,891)	$(3,708,233)	$(1,193,342)

Percentages are based on Net Assets of $109,088,870.

(A)	Perpetual security with no stated maturity date.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2020 was $36,785,686 and represents 33.7% of Net Assets.

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(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS — Asset Backed Security

BSL— Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

ETF— Exchange Traded Fund

EM— Emerging Markets

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only—face amount represents notional amount

LIBOR — London Interbank Offered Rate

RB— Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$27,447,068	$—	$27,447,068
Asset-Backed Securities	—	23,526,930	—	23,526,930
Mortgage-Backed Securities	—	23,081,853	—	23,081,853
U.S. Treasury Obligations	—	22,342,192	—	22,342,192
Municipal Bonds	—	7,752,613	—	7,752,613
Exchange Traded Fund	1,281,150	—	—	1,281,150
Preferred Stock	—	993,480	—	993,480

Total Investments in Securities	$1,281,150	$105,144,136	$—	$106,425,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$383,189	$–	$–	$383,189
Unrealized Depreciation	(1,576,531)	–	–	(1,576,531)

Total Other Financial Instruments	$(1,193,342)	$–	$–	$(1,193,342)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0400